Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of leases

	December 31, 2020	December 31, 2021
Amortization of right-of-use assets	$56,964	$80,689
Interest expense on lease liabilities	34,807	26,859
Short-term and low-value leases expense	1,409	1,195
Total net lease cost	$93,180	$108,743
Weighted average remaining lease term	7.35 years	6.51 years
Weighted average discount rate	7.99%	6.65%

Schedule of lease liabilities
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020 and 2021:

	December 31, 2020		December 31, 2021
	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$165,621	$131,270	$156,784	$134,971
2-5 years	256,597	185,261	231,819	190,801
After 5 years	175,778	147,981	123,298	99,746
	597,996	464,512	511,901	425,518
Less: amounts representing
finance charges	(133,484)	—	$(86,383)	—
Present value of minimum lease payments	$464,512	$464,512	$425,518	$425,518
Noncurrent		$333,242		$290,547
Current		131,270		134,971
		$464,512		$425,518
Supplemental cash flow information related to leases is as follows:

	December 31, 2020	December 31, 2021
Cash flows used in operating activities:
Payments of short-term and low-value leases	$(1,409)	(1,195)
Interest paid	(34,807)	(26,859)
Cash flows used in financing activities:
Payment of lease obligations	(73,249)	(78,260)

Disclosure of lease liabilities
The following table summarizes the movement of right-of-use assets which primarily relates to building and leasehold improvements during the years ended December 31, 2020 and 2021 is as follows:

	December 31, 2020	December 31, 2021
Beginning balance	$348,163	$292,193
Additions	994	93,773
Amortization	(56,964)	(80,689)
Ending balance	$292,193	$305,277